Borrowings (Tables)	12 Months Ended
Dec. 31, 2025
Borrowings [abstract]
Schedule of Borrowings

	2025		2024
	Current	Non-current	Current	Non-current	1.
	US$'000	US$'000	US$'000	US$'000	1.
			(Recast)	(Recast)	1.
Secured
Bank loans	1,418	8,989	923	8,526
Working capital facility	-	(98)	-	(93)
Total secured borrowings	1,418	8,891	923	8,433
Unsecured
Convertible bonds	11,692	383,023	10,840	333,378
Total unsecured borrowings	11,692	383,023	10,840	333,378
Total borrowings	13,110	391,914	11,763	341,811

Schedule of Maturity Analysis for Borrowings From Lenders	December 31, 2025

	Loan balance	Due < 1 year	Due > 1 year	Facility limit	Maturity date	1.
Lenders	US$'000	US$'000	US$'00 0	US$'000		1.
The Hongkong and Shanghai Banking Corporation Limited As The Trustee For Convertible Bond Holders	394,715	11,692	383,023	434,395	30-Jul-29
IMBC Group	3,921	550	3,371	4,686	31-Mar-33
BNP Paribas	6,486	868	5,618	9,490	29-Feb-32
HSBC Bank Australia Ltd	(98)	-	(98)	33,415	3 years from first utilization
Total	405,024	13,110	391,914	481,986
December 31, 2024

	Loan balance	Due < 1 year	Due > 1 year	Facility limit	Maturity date	1.
	US$'000	US$'000	US$'000	US$'000		1.
Lenders	(Recast)	(Recast)	(Recast)	(Recast)		1.
The Hongkong and Shanghai Banking Corporation Limited As The Trustee For Convertible Bond Holders	344,218	10,840	333,378	402,610	30-Jul-29
IMBC Group	3,727	63	3,664	4,147	31-Mar-33
BNP Paribas	5,722	860	4,862	8,398	29-Feb-32
HSBC Bank Australia Ltd	(93)	-	(93)	30,970	3 years from first utilization
Total	353,574	11,763	341,811	446,125

Schedule of Convertible Bonds	The convertible bonds are presented in the Group’s consolidated statement of financial position as follows:

	2025	2024	1.
	US$'000	US$'000	1.
		(Recast)
Opening balance	344,218	-
Face value of convertible bonds issued	-	426,140
Transaction costs	-	(9,816)
Other equity securities - value of conversion rights	-	(62,711)
Unwind of discount	22,502	9,088
Interest expense	9,945	4,239
Interest paid	(9,871)	(2,549)
Exchange differences	27,921	(20,173)
Closing balance	394,715	344,218
Current	11,692	10,840
Non-current	383,023	333,378
Total convertible bond liability	394,715	344,218

Schedule of Reconciliation of Liabilities Arising from Financing Activities	. Reconciliation of liabilities arising from financing activities

	Opening balance	Net cash inflow/ (outflow)	Other non- cash movements	Closing balance	1.
	US$'000	US$'000	US$'000	US$'000	1.
For the year ended December 31, 2025
Bank loans	9,449	(524)	1,482	10,407
Working capital facility	(93)	-	(5)	(98)
Convertible bonds	344,218	(9,871)	60,368	394,715
Lease liabilities	6,588	(8,874)	64,368	62,082
	360,162	(19,269)	126,213	467,106
	(Recast)	(Recast)	(Recast)	(Recast)
For the year ended December 31, 2024
Bank loans	6,275	3,592	(418)	9,449
Working capital facility	-	(99)	6	(93)
Convertible bonds	-	413,775	(69,557)	344,218
Lease liabilities	5,659	(1,821)	2,750	6,588
	11,934	415,447	(67,219)	360,162

Schedule of Convertible Bonds Carrying Amount and Fair Value	For the convertible bonds, the fair value is outlined below. The fair value is based on discounted cash flows using a current borrowing rate. They are classified as level 3 fair values in the fair value hierarchy (refer to note 33.6) due to the use of unobservable inputs, including own credit risk.

	2025		2024		1.
	Carrying amount	Fair value	Carrying amount	Fair value	1.
	US$'000	US$'000	US$'000	US$'000	1.
			(Recast)	(Recast)	1.
Bank loans	10,309	10,309	9,356	9,356
Convertible bonds	394,715	399,348	344,218	344,412